Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Cash Flows From Operating Activities:
Net loss	$ (82,964)	$ (712,371)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Bad debt expense (recovery)	(85,410)	352,920
Provision (benefit) for deferred income tax	(62,000)	(290,000)
Net realized (gain) on sale of marketable securities	(130,009)	(131,786)
Net unrealized loss on marketable securities	366,206	393,763
Depreciation	1,688,557	1,742,458
Amortization of deferred charges	452,781	507,564
Operating lease expense in excess of cash payments	1,106,403	1,217,044
Deferred finance costs included in interest expense	38,112	38,112
Deferred charges	(88,841)	(382,961)
Changes in Operating Assets and Liabilities:
Receivables	(187,659)	(707,272)
Prepaids and other assets	(144,434)	(243,843)
Accounts payable and accrued expenses	(603,329)	(311,141)
Security deposits payable	(45,503)	216,958
Net cash provided by operating activities	2,221,910	1,689,445
Cash Flows From Investing Activities:
Acquisition of property and equipment	(1,046,307)	(1,733,714)
Marketable securities:
Receipts from sales	287,291	1,001,854
Payments for purchases	(62,860)	(123,807)
Net cash (used) in investing activities	(821,876)	(855,667)
Cash Flows From Financing Activities:
Payments – mortgages	(1,252,196)	(1,198,600)
Net cash (used) by financing activities	(1,252,196)	(1,198,600)
Net increase (decrease) in cash, cash equivalents and restricted cash	147,838	(364,822)
Cash, cash equivalents and restricted cash at beginning of year	2,069,897	2,434,719
Cash, cash equivalents and restricted cash at end of year	$ 2,217,735	$ 2,069,897